ANNUAL REPORT O AUGUST 31, 1999


           CITIFUNDS SM
-----------------------

                CASH RESERVES

MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS CASH RESERVES

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        5
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             6
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Financial Highlights                                                           7
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Notes to Financial Statements                                                  9
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Independent Auditors' Report                                                  12
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, many forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those investors who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundssm Cash Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


Philip W. Coolidge
------------------
Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, the period that coincides with CitiFundssm Cash Reserves fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

   However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slowdown eased. Japan's economy began to improve, conditions in Latin America remained relatively stable and Europe's economies rebounded more strongly than previously expected. In fact, the U.S. economy was also stronger than most analysts expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust economic growth triggered fears among fixed-income investors that inflation might accelerate beyond its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

   IN THIS ENVIRONMENT, MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. In addition, the differences in yields (also known as "spreads") widened among securities with different maturities. This was due primarily to aggressive funding strategies adopted by many corporations in anticipation of year-end concerns over potential Y2K problems. Many corporations have decided to raise capital now, rather than wait until November or December when investors' concerns over possible computer-related problems might constrain liquidity in the markets.

   The Fund's management team maintained a conservative investment approach during the reporting period. Within those parameters, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This strategy included an average weighted maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available.

   LATER IN THE REPORTING PERIOD, THE MANAGERS ATTEMPTED TO TAKE ADVANTAGE OF HIGHER YIELDS AND WIDER SPREADS BY INVESTING IN HIGHLY RATED MONEY MARKET INSTRUMENTS WITH LONGER MATURITIES. The management team found especially attractive income opportunities in bank obligations, commercial paper backed by credit card receivables and short-term debt instruments issued by industrial companies and insurance companies. At the same time, the managers tried to ensure sufficient liquidity for the Fund by balancing those modestly longer-term holdings with very short-term positions in commercial paper. This "barbell strategy"--named because of its concentrations at both ends of the money market maturity spectrum--produced an average maturity for the Fund of between 75 and 85 days, which is toward the long end of the neutral range.

  LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES AGAIN, THE FUND'S MANAGERS EXPECT THAT THE U.S. ECONOMY SHOULD MODERATE. In their view, evidence of such a slowdown may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are being generally cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In the managers' opinion, additional Fed interest-rate increases are therefore unlikely.


FUND FACTS
FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.


INVESTMENT ADVISER,                      DIVIDENDS
Cash Reserves Portfolio                  Declared daily, paid monthly
Citibank, N.A.


COMMENCEMENT OF OPERATIONS               BENCHMARKS*
August 31, 1984                          o Lipper Taxable Money Market
                                           Funds Average
                                         o IBC Financial Data 1st Tier Taxable
NET ASSETS AS OF 8/31/99                   Money Market Funds Average
Class N Shares $2,586.4 million
Class A Shares $8.3 million
Class B Shares $159,744

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS CASH RESERVES
FUND PERFORMANCE
TOTAL RETURNS

                                                                         SINCE
                                            ONE       FIVE      TEN   JANUARY 4, 1999
ALL PERIODS ENDED AUGUST 31, 1999          YEAR      YEARS*    YEARS*   (INCEPTION)**
-------------------------------------------------------------------------------------
CitiFunds Cash Reserves (Class N)          4.63%     5.06%     5.00%         --
CitiFunds Cash Reserves (Class A)            --        --        --       2.89%
CitiFunds Cash Reserves (Class B)            --        --        --       2.41%
Lipper Taxable Money Market Funds Average  4.43%     4.93%     4.91%         --

* Average Annual Total Return
** Not Annualized

7-DAY YIELDS
Annualized Current      4.69%
Effective               4.80%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999, Class N paid $0.04536, Class A paid $0.02897 and Class B paid $0.02406 per share to shareholders from net investment income. For such period 0.2% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CASH RESERVES (CLASS N)
VS. IBC FINANCIAL DATA 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund Report(TM), for the one-year period.

The following information represents the plot points of the chart.

8/25/98    4.99      4.91
           5.02      4.92
           4.98      4.90
           5.00      4.92
           4.97      4.89
           4.96      4.87
           4.95      4.83
10/13/98   4.80      4.76
           4.70      4.71
           4.70      4.64
           4.72      4.67
           4.65      4.62
           4.66      4.62
           4.52      4.55
           4.60      4.56
12/8/98    4.53      4.53
           4.59      4.55
           4.58      4.54
           4.56      4.52
           4.54      4.55
           4.49      4.47
           4.48      4.44
1/26/99    4.39      4.37
           4.44      4.34
           4.40      4.31
           4.40      4.28
           4.40      4.34
           4.41      4.27
           4.37      4.25
           4.37      4.24
3/23/99    4.36      4.22
           4.39      4.22
           4.39      4.25
           4.34      4.21
           4.33      4.20
           4.31      4.19
           4.38      4.21
           4.32      4.19
5/18/99    4.35      4.18
           4.32      4.18
           4.35      4.22
           4.30      4.21
           4.43      4.22
           4.34      4.22
           4.40      4.26
7/6/99     4.53      4.31
           4.45      4.33
           4.49      4.36
           4.51      4.38
           4.54      4.41
           4.51      4.41
           4.55      4.45
           4.55      4.48
8/31/99    4.69      4.55

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999
-------------------------------------------------------------------------------
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $2,608,472,586
Receivable for shares of beneficial interest sold                        149,673
--------------------------------------------------------------------------------
  Total assets                                                     2,608,622,259
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      8,005,107
Payable for shares of beneficial interest repurchased                  4,278,481
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)        546,527
Accrued expenses and other liabilities                                   908,840
--------------------------------------------------------------------------------
Total liabilities                                                     13,738,955
--------------------------------------------------------------------------------
NET ASSETS                                                        $2,594,883,304
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,594,883,304
--------------------------------------------------------------------------------
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,586,388,114/2,586,388,114 shares outstanding)                          $1.00
--------------------------------------------------------------------------------
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($8,335,446/8,335,446 shares outstanding)                                  $1.00
--------------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($159,744/159,744 shares outstanding)                                      $1.00
--------------------------------------------------------------------------------

CITIFUNDS CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $130,612,498
Allocated expenses from Cash Reserves Portfolio        (2,497,417)
--------------------------------------------------------------------------------
                                                                    $128,115,081
EXPENSES:
Administrative fees (Note 3A)                           8,740,127
Shareholder Servicing Agents' fees Class N (Note 3B)    6,231,978
Shareholder Servicing Agents' fees Class A (Note 3B)        8,629
Shareholder Servicing Agents' fees Class B (Note 3B)          109
Distribution fees Class N (Note 4)                      2,497,179
Distribution fees Class A (Note 4)                          6,903
Distribution/Service fees Class B (Note 4)                    327
Registration fees                                         105,949
Shareholder reports                                        57,118
Trustees' fees                                             37,045
Custody and fund accounting fees                           29,110
Legal fees                                                 23,437
Audit fees                                                 15,892
Transfer agent fees                                        12,052
Other                                                      42,783
--------------------------------------------------------------------------------
  Total expenses                                       17,808,638
Less aggregate amount waived by Administrator
and Distributor (Notes 3A and 4)                       (2,812,756)
--------------------------------------------------------------------------------
  Net expenses                                                        14,995,882
--------------------------------------------------------------------------------
Net investment income                                               $113,119,199
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                         YEAR ENDED AUGUST 31,
                                                    ---------------------------
                                                          1999          1998
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                     $ 112,961,346 $  101,618,405
Class A shares                                           156,220             --
Class B shares                                             1,633             --
-------------------------------------------------------------------------------
                                                     113,119,199    101,618,405
-------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                       1,886,643,101  2,136,332,396
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      19,740,194     19,303,676
Cost of shares repurchased                        (1,518,438,323)(1,784,373,626)
-------------------------------------------------------------------------------
Total Class N                                        387,944,972    371,262,446
-------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS A*
Proceeds from sale of shares                          31,613,958             --
Net asset value of shares issued to shareholders
from reinvestment of dividends                           155,314             --
Cost of shares repurchased                           (23,433,826)            --
-------------------------------------------------------------------------------
Total Class A                                          8,335,446             --
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS B*
Proceeds from sale of shares                             264,341             --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                           1,552             --
Cost of shares repurchased                              (106,149)            --
-------------------------------------------------------------------------------
Total Class B                                            159,744             --
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           396,440,162    371,262,446
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                2,198,443,142  1,827,180,696
-------------------------------------------------------------------------------
End of period                                     $2,594,883,304$ 2,198,443,142
-------------------------------------------------------------------------------
* January 4, 1999 (Commencement of Operations) to August 31, 1999.

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS


                                                         CLASS N
                                          --------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                          --------------------------------------------------
                                         1999        1998       1997        1996      1995
--------------------------------------------------------------------------------------------
Net Asset Value, beginning of period   $1.00000    $1.00000   $1.00000    $1.00000  $1.00000
Net investment income                   0.04536     0.05050    0.04940     0.05039   0.05174
Less dividends from net
  investment income                    (0.04536)   (0.05050)  (0.04940)   (0.05039) (0.05174)
---------------------------------------------------------------------------------------------
Net Asset Value, end of period         $1.00000    $1.00000   $1.00000    $1.00000  $1.00000
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
(000's omitted)                      $2,586,388  $2,198,443  $1,827,181 $1,468,177  $931,886
Ratio of expenses to average
net assets+                                0.70%       0.70%       0.70%      0.69%     0.69%
Ratio of net investment income
to average net assets+                     4.53%       5.05%       4.96%      5.02%     5.17%
Total return                               4.63%       5.17%       5.05%      5.16%     5.30%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share        $0.04301    $0.04814    $0.04697   $0.04766  $0.04895
RATIOS:
Expenses to average net assets+            0.94%       0.94%       0.95%      0.96%     0.97%
Net investment income to
average net assets+                        4.29%       4.81%       4.71%      4.75%     4.89%
---------------------------------------------------------------------------------------------
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS


                                                                  CLASS A
                                                      -------------------------------
                                                              FOR THE PERIOD
                                                              JANUARY 4, 1999
                                                       (COMMENCEMENT OF OPERATIONS)
                                                           TO AUGUST 31, 1999
-------------------------------------------------------------------------------------
Net Asset Value, beginning of period                           $1.00000
Net investment income                                           0.02897
Less dividends from net investment income                      (0.02897)
-------------------------------------------------------------------------------------
Net Asset Value, end of period                                 $1.00000
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                        $8,335
Ratio of expenses to average net assets+                           0.70%*
Ratio of net investment income to average net assets+              4.49%*
Total return                                                       2.89%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                $0.02746
RATIOS:
Expenses to average net assets+                                    0.94%*
Net investment income to average net assets+                       4.25%*
-------------------------------------------------------------------------------------

                                                              CLASS B
                                                   ----------------------------
                                                          FOR THE PERIOD
                                                          JANUARY 4, 1999
                                                   (COMMENCEMENT OF OPERATIONS)
                                                        TO AUGUST 31, 1999
-------------------------------------------------------------------------------------
Net Asset Value, beginning of period                           $1.00000
Net investment income                                           0.02406
Less dividends from net investment income                      (0.02406)
-------------------------------------------------------------------------------------
Net Asset Value, end of period                                 $1.00000
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                          $160
Ratio of expenses to average net assets+                           1.45%*
Ratio of net investment income to average net assets+              3.71%*
Total return                                                       2.41%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                $0.02258
RATIOS:
expenses to average net assets+                                    1.69%*
Net investment income to average net assets+                       3.47%*
-------------------------------------------------------------------------------------

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (17.5% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

   The Fund offers Class N, Class A and Class B shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from Class A or Class B shares or other Funds in the CitiFunds Family of Funds. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class N and Class A shares have lower expenses than Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.70% for Class N and Class A and 1.45% for Class B.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $8,740,127 of which $805,037 was voluntarily waived, for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS


Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $6,231,978, $8,629 and $109 for Class N, Class A and Class B shares, respectively, of which $109 was voluntarily waived for Class B for the year ended August 31, 1999.

4. DISTRIBUTION FEES/SERVICE FEES The Fund has adopted a Plan of Distribution for Class N and Class A and a Distribution/Service fee for Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10%, 0.20% and 0.75% of the Fund's Class N, Class A and Class B shares, respectively average daily net assets. The Distribution fees for Class N amounted to $2,497,179 of which $2,000,707 was voluntarily waived, for Class A $6,903, all of which was voluntarily waived and Class B$327 for the year ended August 31, 1999. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,381,305,797 and $1,107,768,730, respectively, for the year ended August 31, 1999.

CITIFUNDS CASH RESERVES
INDEPENDENT AUDITORS' REPORT



TO THE TRUSTEES OF CITIFUNDS TRUST III(THE TRUST) AND THE SHAREHOLDERS OF CITIFUNDS CASH RESERVES:

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Cash Reserves (the "Fund"), a series of CitiFunds Trust III, at August 31, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 6, 1999

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS August 31, 1999

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------
ASSET BACKED -- 9.1%
----------------------------------------------------
Lincs-Ser *
   5.32% due 2/15/00       $ 87,500     $ 87,500,000
   5.29% due 4/15/00        100,000      100,000,000
Restructured Asset
   Securities *
   5.20% due 6/02/00        250,000      250,000,000
SMM Trust *
   5.368% due 1/26/00       100,000      100,000,000
Steers *
   5.269% due 11/10/99      201,000      201,000,000
Strategic Money Market
   Trust Receipts *
   5.24% due 12/15/99       200,000      200,000,000
   5.20% due 3/15/00        240,000      240,000,000
Strats Trust *
   5.38% due 8/18/00        100,000      100,000,000
Triangle Funding Ltd. *
   5.35% due 10/15/99        82,000       82,000,000
                                      --------------
                                       1,360,500,000
                                      --------------

BANK NOTES -- 13.2%
----------------------------------------------------
Bank of America
   5.50% due 2/25/00        400,000      400,000,000
   5.84% due 3/17/00        100,000      100,000,000
FCC National Bank
   4.90% due 12/16/99       185,000      184,974,065
   5.84% due 2/25/00        100,000      100,000,000
   5.85% due 3/20/00        164,000      164,000,000
First National Bank
   5.83% due 2/22/00        100,000      100,000,000
First USA Bank
   5.93% due 8/29/00        100,000       99,961,992
Key Bank National
   Association *
   5.475% due 9/23/99       350,000      349,989,452
Morgan Guaranty
   Trust Co. *
   5.40% due 5/10/00        210,000      209,943,306
Nationsbank
   5.00% due 11/19/99       160,000      160,000,000
Westpac Banking Corp.
   5.20% due 5/11/00        100,000       99,959,974
                                      --------------
                                       1,968,828,789
                                      --------------

CERTIFICATES OF DEPOSIT
(DOMESTIC) -- 2.8%
----------------------------------------------------
Bankers Trust Co. *
   5.57% due 5/15/00        200,000      199,938,194
Morgan Guaranty
   Trust Co.
   4.90% due 10/15/99        85,000       84,990,073
   4.63% due 10/22/99        65,000       64,963,673
   4.99% due 12/10/99        62,000       62,000,000
                                      --------------
                                         411,891,940
                                      --------------

CERTIFICATES OF DEPOSIT (EURO) -- 4.2%
----------------------------------------------------
Barclays Bank
   5.25% due 11/02/99       100,000      100,000,000
Bayerische Vereinsbank
   4.99% due 11/10/99       171,000      171,006,408
   5.02% due 11/23/99       100,000      100,002,066
Credit Agricole Indosuez
   4.96% due 9/27/99         75,000       75,000,528
Dresdner Bank
   5.26% due 11/02/99       100,000      100,000,000
Halifax
   5.14% due 12/06/99        55,000       55,015,560
International Nederlanden
   Group
   4.97% due 9/27/99         25,000       25,000,176
                                      --------------
                                         626,024,738
                                      --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 27.8%
----------------------------------------------------
Abbey National Treasury
   Services *
   5.495% due 5/01/00       350,000      349,849,366
Algemene Bank
   5.50% due 9/02/99         70,000       70,000,912
Bank Austria
   5.15% due 5/04/00        100,000       99,987,016
   5.20% due 5/10/00         35,000       34,983,722
   5.95% due 8/21/00        100,000       99,953,544
Bank of Montreal
   5.59% due 2/04/00        400,000      400,000,000
   5.11% due 4/10/00        100,000       99,970,712
Bank of Nova Scotia
   5.83% due 2/14/00        115,000      115,000,000
Bayerische Hypo
   5.16% due 4/03/00        100,000       99,971,649
   5.10% due 4/12/00        100,000       99,976,347

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued) August 31, 1999


                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------

Bayerische Vereinsbank
   4.99% due 9/07/99       $ 70,000   $   70,000,228
   5.15% due 3/23/00        100,000       99,973,093
Commerzbank
   5.22% due 5/10/00        100,000       99,966,780
   5.58% due 6/19/00        160,000      159,963,173
   5.77% due 7/03/00        120,000      119,961,481
Deutsche Bank
   5.33% due 3/09/00         50,000       50,017,532
Deutsche Bank
   5.38% due 4/26/00*       225,000      224,897,019
Deutsche Bank
   5.51% due 6/08/00         96,000       95,971,628
   5.71% due 7/10/00        100,000       99,967,148
   5.98% due 9/05/00        100,000       99,946,907
Landesbank Hessen
   Thuringen
   5.12% due 4/26/00        100,000       99,962,318
Lloyds Bank
   5.67% due 7/17/00        100,000       99,958,011
National Westminster
   Bank
   5.04% due 9/02/99        118,100      118,100,303
   5.03% due 2/08/00         55,000       54,869,521
Nord Deutsche
   Landesbank
   5.16% due 5/17/00        100,000       99,959,009
Rabobank Nederland
   5.08% due 4/12/00        100,000       99,970,431
   5.52% due 6/07/00         62,000       61,809,773
Svenska Handelsbanken
   5.28% due 3/03/00        120,000      120,044,931
   5.23% due 5/10/00        100,000       99,973,424
   5.59% due 6/19/00         50,000       49,988,493
Toronto Dominion
   5.15% due 4/27/00        100,000       99,968,472
UBS AG Stamford
   5.29% due 5/22/00         85,000       84,970,447
   5.34% due 5/24/00         50,000       49,982,205
   5.60% due 6/26/00         25,000       24,990,185
   5.76% due 7/05/00         50,000       49,939,138
Westdeutsche Landesbank
   5.625% due 9/01/99       100,000      100,000,000
   5.125% due 9/15/99        48,000       48,002,540
   4.84% due 11/05/99       116,000      115,992,017
   5.47% due 2/22/00         85,000       85,000,000
                                      --------------
                                       4,153,839,475
                                      --------------

COMMERCIAL PAPER -- 23.3%
----------------------------------------------------
Abbey National
   North America
   5.21% due 3/03/00        170,000      165,473,089
Associates First Capital
   Corp.
   5.63% due 9/01/99        200,000      200,000,000
Associates Corp. of
   North America
   5.63% due 9/01/99        100,000      100,000,000
Banco Santander
   5.16% due 9/10/99        150,000      149,806,500
BankAmerica Corp.
   4.84% due 10/06/99        50,000       49,764,722
Bank of New York
   5.65% due 2/11/00         50,000       48,720,903
Caisse D'Amortissement
   4.735% due 10/08/99       76,000       75,630,144
Exxon Corp.
   5.62% due 9/01/00        200,000      200,000,000
Four Winds Funding Corp.
   5.17% due 9/03/99        200,000      199,942,556
General Electric Capital
   Corp.
   4.75% due 10/04/99       125,000      124,455,729
   4.75% due 10/05/99       125,000      124,439,236
   5.41% due 2/10/00        190,000      185,374,450
   5.41% due 2/11/00        100,000       97,550,472
J. P. Morgan & Co., Inc.
   5.59% due 2/07/00         85,000       82,901,421
Morgan Stanley Dean
   Witter Disc.
   5.59% due 1/27/00*       200,000      200,000,000
   5.62% due 2/04/00        440,000      440,000,000
Moriarty Ltd.
   5.34% due 10/26/99       200,000      198,368,333
Newport Funding Corp.
   5.34% due 10/22/99       139,721      138,664,011
Province de Quebec
   4.80% due 12/17/99        30,000       29,572,000
Prudential Funding Corp.
   5.63% due 9/01/99        200,000      200,000,000
Riverwoods Funding Corp.
   5.34% due 10/26/99        98,146       97,345,292
Santander Financial
   5.69% due 2/11/00         75,000       73,069,469

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 1999

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)     VALUE
----------------------------------------------------
Sigma Finance Corp.
   5.34% due 10/26/99      $100,000   $   99,184,167
   5.26% due 11/02/99       125,000      123,867,639
   5.43% due 2/01/00         80,000       78,153,800
                                     ---------------
                                       3,482,283,933
                                     ---------------

CORPORATE NOTES -- 3.5%
----------------------------------------------------
Credit Suisse *
   5.54% due 10/07/99       325,000      325,000,000
J. P. Morgan & Co., Inc.*
   5.56% due 5/04/00        200,000      200,000,000
                                     ---------------
                                         525,000,000
                                     ---------------

MEDIUM TERM NOTES -- 5.3%
----------------------------------------------------
Credit Suisse *
   5.57% due 5/10/00        200,000      200,000,000
Goldman Sachs Group *
   5.39% due 1/31/00        335,500      335,500,000
Sigma Finance Corp.
   5.125% due 2/09/00       250,000      250,000,000
                                     ---------------
                                         785,500,000
                                     ---------------

TIME DEPOSITS -- 7.6%
----------------------------------------------------
Barclays Bank
   5.63% due 9/01/99        143,452      143,452,000
Landesbank Hessen
   Thuringen
   5.66% due 9/01/99        182,500      182,500,000
Rabobank Nederland
   5.63% due 9/01/99        100,000      100,000,000
Societe Generale
   5.56% due 9/01/99        160,578      160,578,000
Suntrust
   5.63% due 9/01/99        400,000      400,000,000
Svenska Grand Cayman
   5.63% due 9/01/99        150,000      150,000,000
                                     ---------------
                                       1,136,530,000
                                     ---------------

UNITED STATES GOVERNMENT AGENCY -- 2.8%
----------------------------------------------------
Federal Home Loan Bank
   Consumer Discount
   Notes
   5.39% due 7/28/00        100,000       95,044,194
Federal Home Loan
   Mortgage Discount
   Notes
   5.21% due 3/09/00         48,062       46,740,429
   5.16% due 6/13/00         50,000       47,950,333
   5.22% due 6/15/00        135,000      129,362,400
Federal National Mortgage
   Association
   4.86% due 2/10/00        100,000       99,963,605
                                     ---------------
                                         419,060,961
                                     ---------------

UNITED STATES TREASURY BILLS -- 0.3%
----------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99       25,000       24,876,524
   4.175% due 12/09/99       15,000       14,827,781
                                     ---------------
                                          39,704,305
                                     ---------------

TOTAL INVESTMENTS AT VALUE
   /AMORTIZED COST            99.9%   14,909,164,141
OTHER ASSETS,
   LESS LIABILITIES            0.1%       20,180,507
                              ----   ---------------

----------------------------------------------------
NET ASSETS                   100.0%  $14,929,344,648
                             -----   ---------------

* Variable interest rate - subject to periodic change.
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
-------------------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                              $14,909,164,141
Cash                                                                                  1,804
Interest receivable                                                             121,674,021
-------------------------------------------------------------------------------------------
  Total assets                                                               15,030,839,966
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                99,946,907
Payable to affiliate--Investment Advisory fee (Note 2A)                           1,113,656
Accrued expenses and other liabilities                                              434,755
-------------------------------------------------------------------------------------------
  Total liabilities                                                             101,495,318
-------------------------------------------------------------------------------------------
NET ASSETS                                                                  $14,929,344,648
-------------------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                                    $14,929,344,648
-------------------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
-------------------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                                     $640,703,011
EXPENSES:
Investment Advisory fees (Note 2A)                         $ 18,380,593
Administrative fees (Note 2B)                                 6,126,864
Custody and fund accounting fees                              2,505,470
Legal fees                                                       70,203
Trustees' fees                                                   67,304
Audit fees                                                       45,100
Other                                                           153,571
-------------------------------------------------------------------------------------------
Total expenses                                               27,349,105
Less aggregate amounts waived by Investment Adviser
and Administrator (Notes 2A, and 2B)                        (15,085,181)
Less fees paid indirectly (Note 1E)                                 (17)
-------------------------------------------------------------------------------------------
Net expenses                                                                     12,263,907
-------------------------------------------------------------------------------------------
Net investment income                                                          $628,439,104
-------------------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED AUGUST 31,
                                                                          ---------------------------------
                                                                              1999                1998
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                                                    $  628,439,104      $  504,627,904
-----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                              47,581,662,450      30,335,511,897
Value of withdrawals                                                    (42,086,666,522)    (29,691,630,125)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                                                    5,494,995,928         643,881,772
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                6,123,435,032       1,148,509,676
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       8,805,909,616       7,657,399,940
-----------------------------------------------------------------------------------------------------------
End of period                                                           $14,929,344,648     $ 8,805,909,616
-----------------------------------------------------------------------------------------------------------


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                 YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------
                                                1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                  $14,929,345   $8,805,910   $7,657,400   $4,442,187   $4,765,406
Ratio of expenses to average
net assets                                         0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of net investment income
to average net assets                              5.13%        5.65%        5.57%        5.64%        5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                     0.22%        0.22%        0.23%        0.23%        0.23%
Net investment income to
average net assets                                 5.01%        5.53%        5.44%        5.50%        5.75%
------------------------------------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

    B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

    C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

    E. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

    A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $18,380,593 of which $8,958,317 was voluntarily waived for the year ended August 31 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $6,126,864, all of which were voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $317,241,778,448 and $311,116,822,640, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $32,324. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1999 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits of these financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 6, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
PricewaterhouseCoopers  LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

Thisreport is prepared for the information of shareholders of CitiFunds Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Cash Reserves.

Ask for a prospectus (except for CitiFunds Cash Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service agent or call1-800-625-4554.

(C)1999 Citicorp     R Printed on recycled paper                  CFA/RCR/899

                                              ANNUAL REPORT O AUGUST 31, 1999


           CITIFUNDS SM
--------------------

           U.S. Treasury Reserves


MONEY MARKETS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                            1
-----------------------------------------------------------------------
Portfolio Environment and Outlook                                     2
-----------------------------------------------------------------------
Fund Facts                                                            3
-----------------------------------------------------------------------
Fund Performance                                                      4
-----------------------------------------------------------------------

CITIFUNDS U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                   5
-----------------------------------------------------------------------
Statement of Operations                                               5
-----------------------------------------------------------------------
Statement of Changes in Net Assets                                    6
-----------------------------------------------------------------------
Financial Highlights                                                  6
-----------------------------------------------------------------------
Notes to Financial Statements                                         7
-----------------------------------------------------------------------
Independent Auditors' Report                                         10
-----------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                             11
-----------------------------------------------------------------------
Statement of Assets and Liabilities                                  12
-----------------------------------------------------------------------
Statement of Operations                                              12
-----------------------------------------------------------------------
Statement of Changes in Net Assets                                   13
-----------------------------------------------------------------------
Financial Highlights                                                 13
-----------------------------------------------------------------------
Notes to Financial Statements                                        14
-----------------------------------------------------------------------
Independent Auditors' Report                                         16
-----------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

    Despite the volatility of the financial markets over the past twelve months, money market securities once again provided competitive returns for shareholders seeking income with capital preservation. Economic conditions during the reporting period were generally characterized by strong growth coupled with low inflation. However, forward-looking investors were alternately concerned over the past year that the economy might either be deteriorating or growing too quickly. Those who sought the safety of money market funds were largely unaffected by the volatility of the stock and bond markets caused by changing market conditions and shifting investor views.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM U.S. Treasury Reserves with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 1999, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

Philip W. Coolidge
------------------

Philip W. Coolidge
President
September 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE PAST YEAR HAS BEEN AN EVENTFUL ONE FOR THE U.S. ECONOMY AND FINANCIAL MARKETS. Between September 1, 1998 and August 31, 1999, a period that coincides with CitiFundsSM U.S. Treasury Reserves' fiscal year, the U.S. economy underwent a full interest-rate cycle. When the reporting period began, interest rates were declining sharply in response to the currency and credit crisis that began in Asia, had already spread to Russia and was threatening Latin America. Many U.S. investors were concerned that economic weakness abroad might derail the domestic economy. In response, the Federal Reserve Board (the "Fed") and other central banks throughout the world reduced short-term interest rates in an attempt to stimulate global economic growth. As a result, interest rates and yields of most money market instruments declined over the last four months of 1998.

    However, the first eight months of 1999 reflected dramatically different economic conditions. When it became apparent early in the year that the worst of the global financial crisis was over, many investors' concerns about an economic slow-down eased. In fact, the U.S. economy was actually stronger than most investment professionals expected, and evidence quickly emerged that it might be growing at unsustainable rates. This unexpectedly robust growth triggered fears among fixed-income investors that inflation might accelerate from its prevailing low levels. Tight labor markets and rising commodities prices lent credence to this view. In response, the Fed raised short-term interest rates twice during the summer of 1999, effectively offsetting most of the rate cuts it had implemented last fall.

    IN THIS ENVIRONMENT, MOST MONEY MARKET YIELDS GENERALLY ROSE ALONG WITH INTEREST RATES. However, yields of U.S. Treasury bills did not rise to the same extent as other types of money market instruments primarily because of the federal budget surplus which has reduced the federal government's need to borrow to cover short-term operating deficits. Yet, demand for U.S. Treasury bills remains very strong from investors seeking highly creditworthy investments in an uncertain market environment.

    The Fund's managers maintained the conservative investment approach that has long characterized the management of this Fund. For example, the managers adopted a relatively defensive posture during most of 1999 when interest rates were rising. This posture included an weighted average maturity positioned toward the short end of its range, which enabled the managers to capture higher yields quickly as they became available. Later in the reporting period, the managers attempted to take advantage of higher yields and wider spreads by reinvesting proceeds from maturing Treasury bills into higher yielding bills and notes with longer maturities. The management team found especially attractive income opportunities in Cash Management Bills, which are securities issued by the U.S. Treasury in anticipation of tax revenues. This strategy produced an average weighted maturity for the Fund of between 55 and 60 days, which is toward the long end of the neutral range.

    LOOKING FORWARD, WHILE IT IS POSSIBLE THAT THE FED MAY RAISE SHORT-TERM INTEREST RATES FURTHER, THE MANAGEMENT TEAM EXPECTS THE U.S. ECONOMY SHOULD MODERATE. In our view, evidence of such a slow-down may become apparent toward the end of 1999 if Y2K concerns become more pronounced. Due to the potential for disruption in the securities markets, many investors and issuers are being generally cautious. Many corporate issuers appear to be completing funding activity earlier than usual, and some investors are maintaining relatively defensive postures. In case of Y2K-related market disruptions, the Fed has indicated that it is prepared to do what is necessary to ensure liquidity. In our opinion, further Fed interest-rate increases are therefore unlikely.



FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                             DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO                Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS                      BENCHMARK*
May 3, 1991                                     *Lipper S&P AAA rated U.S.
                                                 Treasury Money Market
NET ASSETS AS OF 8/31/99                         Funds Average
$343.5 million

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

CITIFUNDS U.S. TREASURY RESERVES
FUND PERFORMANCE
TOTAL RETURNS
                                                                       SINCE
                                                 ONE      FIVE      MAY 3, 1991
ALL PERIODS ENDED AUGUST 31, 1999                YEAR     YEARS*    INCEPTION*
-------------------------------------------------------------------------------
CitiFunds U.S. Treasury Reserves                4.02%      4.57%      4.09%
Lipper S&P AAA rated U.S. Treasury
 Money Market Funds Average                     4.27%      4.76%      4.22%+

* Average Annual Total Return
+ Since April 30, 1991


7-DAY YIELDS
Annualized Current   3.99%
Effective            4.07%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 1999 the Fund paid $0.03947 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

---------------------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)               $345,066,191
Receivable for shares of beneficial interest sold                                     19,814
---------------------------------------------------------------------------------------------
 Total Assets                                                                    345,086,005
---------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                    696,227
Payable for shares of beneficial interest repurchased                                679,565
Payable to affiliate Shareholder servicing agents' fees (Note 3B)                     75,856
Accrued expenses and other liabilities                                               138,765
---------------------------------------------------------------------------------------------
 Total liabilities                                                                 1,590,413
---------------------------------------------------------------------------------------------
NET ASSETS for 343,495,592 shares of beneficial interest outstanding            $343,495,592
---------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $343,495,592
---------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                         $1.00
---------------------------------------------------------------------------------------------



CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999
---------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio                     $15,217,275
Allocated expenses from U.S. Treasury Reserves Portfolio            (327,935)
---------------------------------------------------------------------------------------------
                                                                                 $14,889,340
EXPENSES:
Administrative fees (Note 3A)                                      1,143,209
Shareholder Servicing Agents' fees (Note 3B)                         816,578
Distribution fees (Note 4)                                           326,631
Shareholder reports                                                   32,244
Custody and fund accounting fees                                      18,450
Legal fees                                                            13,559
Audit fees                                                            12,363
Transfer agent fees                                                   12,000
Trustees' fees                                                         8,041
Registration fees                                                      6,605
Miscellaneous                                                         19,053
---------------------------------------------------------------------------------------------
  Total expenses                                                   2,408,733
Less aggregate amounts waived by Administrator and Distributor
  (Notes 3A and 4)                                                  (450,508)
---------------------------------------------------------------------------------------------
  Net expenses                                                                     1,958,225
---------------------------------------------------------------------------------------------
Net investment income                                                            $12,931,115
---------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED AUGUST 31,
                                                                 ---------------------
                                                                1999              1998
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES
Net investment income, declared as dividends
 to shareholders (Note 2)                                   $ 12,931,115        $ 14,529,497
--------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                 914,468,035         922,659,629
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                5,724,238           7,216,677
Cost of shares repurchased                                  (896,627,173)       (970,663,177)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                         23,565,100         (40,786,871)
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          319,930,492         360,717,363
--------------------------------------------------------------------------------------------
End of period                                               $343,495,592        $319,930,492
--------------------------------------------------------------------------------------------




CITIFUNDS U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS
                                                          YEAR ENDED AUGUST 31,
--------------------------------------------------------------------------------------------
                                             1999      1998       1997      1996      1995
--------------------------------------------------------------------------------------------
Net Asset Value, beginning of period       $1.00000  $1.00000   $1.00000  $1.00000  $1.00000
Net investment income                       0.03947   0.04552    0.04547   0.04602   0.04751
Less dividends from net
 investment income                         (0.03947) (0.04552)  (0.04547) (0.04602) (0.04751)
--------------------------------------------------------------------------------------------
Net Asset Value, end of period             $1.00000  $1.00000   $1.00000  $1.00000  $1.00000
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                           $343,496  $319,930   $360,717  $317,996  $256,452
Ratio of expenses to
 average net assets+                          0.70%     0.70%      0.70%     0.70%     0.70%
Ratio of net investment income
 to average net assets+                       3.96%     4.55%      4.57%     4.61%     4.77%
Total return                                  4.02%     4.65%      4.64%     4.70%     4.86%

Note: If  Agents of the Fund and agents of U.S. Treasury  Reserves  Portfolio had not waived all or a  portion of their fees during the periods indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income per share            $0.03678  $0.04292   $0.04278  $0.04313  $0.04452
RATIOS:
Expenses to average net assets+               0.97%     0.96%      0.97%     1.00%     1.00%
Net investment income to
 average net assets+                          3.69%     4.29%      4.30%     4.32%     4.47%
---------------------------------------------------------------------------------------------
+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (29.0% at August 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as
Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

    B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

    C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

    D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 1999, management agreed to voluntarily limit Fund expenses to 0.70%.

    A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $1,143,209, of which $300,489 was voluntarily waived for the year ended August 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

    B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $816,578 for the year ended August 31, 1999.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate of 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $326,631, of which $150,019 was voluntarily waived for the year ended August 31, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 1999.

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,285,455,881 and $1,276,515,600, respectively, for the year ended August 31, 1999.

CITIFUNDS U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS U.S. TREASURY RESERVES:


    We have audited the accompanying statement of assets and liabilities of CitiFunds U.S. Treasury Reserves, a separate series of CitiFunds Trust III (the "Trust") (a Massachusetts business trust), as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds U.S. Treasury Reserves at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS August 31, 1999


                           PRINCIPAL
                            AMOUNT
ISSUER                  (000'S OMITTED)       VALUE
---------------------------------------------------
U.S. TREASURY BILLS--99.8%
---------------------------------------------------
United States Treasury Bill,
   due 9/09/99             $100,271  $  100,170,432
United States Treasury Bill,
   due 9/15/99               62,671      62,544,593
United States Treasury Bill,
   due 9/23/99               55,000      54,845,908
United States Treasury Bill,
   due 9/30/99              260,917     259,960,007
United States Treasury Bill,
   due 10/07/99             174,198     173,418,481
United States Treasury Bill,
   due 10/14/99              81,549      81,106,899
United States Treasury Bill,
   due 10/28/99             138,008     137,001,768
United States Treasury Bill,
   due 11/18/99              76,191      75,417,789
United States Treasury Bill,
   due 1/06/00               82,187      80,845,023
United States Treasury Bill,
   due 1/27/00              164,768     161,510,570
                                     --------------
TOTAL INVESTMENTS,
   AT AMORTIZED COST         99.8%    1,186,821,470
OTHER ASSETS,
   LESS LIABILITIES           0.2         1,805,041
                                     --------------
NET ASSETS                  100.0%   $1,188,626,511
                                     --------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1999
--------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                                      $1,186,821,470
Cash                                                                               1,153,532
Receivable for investments sold                                                   49,861,889
--------------------------------------------------------------------------------------------
     Total assets                                                              1,237,836,891
--------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                 49,072,323
Payable to affiliate - Investment advisory fees (Note 2A)                             79,609
Accrued expenses and other liabilities                                                58,448
--------------------------------------------------------------------------------------------
    Total liabilities                                                             49,210,380
--------------------------------------------------------------------------------------------
NET ASSETS                                                                    $1,188,626,511
--------------------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                                      $1,188,626,511
--------------------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                                      $41,286,380
EXPENSES:
Investment Advisory fees (Note 2A)                                $1,331,983
Administrative fees (Note 2B)                                        443,994
Custody and fund accounting fees                                     200,205
Audit fees                                                            19,200
Trustees' fees                                                        12,721
Legal fees                                                             9,710
Miscellaneous                                                         31,445
--------------------------------------------------------------------------------------------
    Total expenses                                                 2,049,258
Less aggregate amounts waived by Investment Adviser
 and Administrator (Notes 2A and 2B)                              (1,161,259)
Less fees paid indirectly (Note 1D)                                     (107)
--------------------------------------------------------------------------------------------
    Net expenses                                                                    887,892
--------------------------------------------------------------------------------------------
Net investment income                                                           $40,398,488
--------------------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED AUGUST 31,
                                                                 ---------------------
                                                                1999              1998
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                       $ 40,398,488        $ 44,213,443
--------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                3,426,724,559       1,935,301,975
Value of withdrawals                                      (3,190,341,131)     (1,975,581,019)
--------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
 from capital transactions                                   236,383,428         (40,279,044)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                   276,781,916           3,934,399
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          911,844,595         907,910,196
--------------------------------------------------------------------------------------------

End of period                                             $1,188,626,511       $ 911,844,595
--------------------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          YEAR ENDED AUGUST 31
                                            ------------------------------------------------
                                             1999      1998       1997      1996      1995
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                         $1,188,627  $911,845   $907,910  $767,804  $832,258
Ratio of expenses to
 average net assets                           0.10%     0.10%      0.10%     0.10%     0.10%
Ratio of net investment income
 to average net assets                        4.55%     5.14%      5.15%     5.20%     5.36%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                0.23%     0.23%      0.24%     0.25%     0.25%
Net investment income to
 average net assets                           4.42%     5.01%      5.01%     5.05%     5.21%
--------------------------------------------------------------------------------------------
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

    B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

    C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

    D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

    E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

    A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,331,983 of which $717,265 was voluntarily waived for the year ended August 31, 1999. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

    B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $443,994, all of which was voluntarily waived for the year ended August 31, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $6,789,307,983 and $6,546,755,122, respectively, for the year ended August 31, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1999, the commitment fee allocated to the Portfolio was $2,305. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong,  Jr.,  CHAIRMAN
Philip W. Coolidge*,  PRESIDENT
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio


  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves



This report is prepared for the information of shareholders of CitiFunds U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds U.S. Treasury Reserves.

Ask for a prospectus (except for CitiFunds U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554




(C)1999 Citicorp             R Printed on recycled paper           CFA/RUS/899